Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 10,808	₨ 10,166
Deferred Tax Assets [Abstract]
Deferred tax assets	1,611	1,465
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	10,808	10,166
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	34,222	29,484
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Gain on mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	54	765
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	33,930	28,498
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	162	119
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	52	68
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Fair value gain on financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	0	10
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	24	24
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	23,414	19,318
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	5	6
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	6	1
Deferred Tax Assets | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	107	0
Deferred Tax Assets | Net Deferred Tax Liabilities | Loss on mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	143	158
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets	2,330	2,085
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets	96	27
Deferred Tax Assets | Net Deferred Tax Liabilities | Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	18,843	15,668
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credit (MAT)
Deferred Tax Assets [Abstract]
Deferred tax assets	1,248	695
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for operation and maintenance equalisation
Deferred Tax Assets [Abstract]
Deferred tax assets	411	410
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	61	57
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 164	₨ 211